UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Quantitative Systems, Inc.
Address: 1515 Ormsby Station Court

         Louisville, KY  40223

13F File Number:  28-06245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Phyllis Hubbuch
Title:     Fund Administration
Phone:     502-245-6220

Signature, Place, and Date of Signing:

     /s/s Phyllis Hubbuch     Louisville, KY     July 21, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $85,962 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC                      COM		013817101      923    25900 SH       SOLE       N/A	     25900        0        0
ARCH COAL INC                  COM		039380100     1050    14000 SH	     SOLE       N/A	     14000	  0        0
AGNICO-EAGLE MINES LTD 	       COM		008474108     1034    13900 SH	     SOLE       N/A	     13900        0        0
ASSURED GUARANTY LTD 	       SPONSORED ADR	G0585R106     2878   160000 SH	     SOLE       N/A	    160000        0        0
AMERICAN INTERNATIONAL GROUP   COM		026874107     5927   224000 SH	     SOLE	N/A	    224000        0        0
ANGLO PLATINUM LTD 	       COM		S9122P108      938     5600 SH	     SOLE	N/A	      5600        0        0
ALLIANCE ONE INTERNATIONAL I   COM		018772103     1603   313731 SH	     SOLE	N/A	    313731        0        0
BHP BILLITON LTD 	       COM		088606108     1014    11900 SH	     SOLE	N/A	     11900        0        0
PEABODY ENERGY CORP 	       COM		704549104     1004    11400 SH	     SOLE	N/A	     11400        0        0
CENTURY ALUMINUM CO 	       COM		156431108      585     8800 SH	     SOLE	N/A	      8800        0        0
CHESAPEAKE ENERGY CORP         COM		165167107      699    10600 SH	     SOLE	N/A	     10600        0        0
SEACOR HOLDINGS INC 	       COM		811904101     5550    62000 SH	     SOLE	N/A	     62000        0        0
CONSOL ENERGY INC 	       COM		20854P109      989     8800 SH	     SOLE	N/A	      8800        0        0
CONOCOPHILLIPS                 COM		20825C104      538     5700 SH	     SOLE	N/A	      5700        0        0
CHEVRONTEXACO CORP             COM		166764100      535     5400 SH	     SOLE	N/A	      5400        0        0
DELTA AIR LINES INC            COM		247361702     1759   308600 SH	     SOLE	N/A	    308600        0        0
DIAMOND OFFSHORE DRILLING INC  COM		25271C102      654     4700 SH	     SOLE	N/A	      4700        0        0
DRYSHIPS INC   	               COM		Y2109Q101     1708    21300 SH	     SOLE	N/A	     21300        0        0
EOG RES INC                    COM		26875P101      538     4100 SH	     SOLE	N/A	      4100        0        0
FREEPORT MCMORAN COPPER & GOLD COM		35671D857     3012    25700 SH	     SOLE	N/A	     25700        0        0
HOLLY CORP 		       SPONSORED ADR	435758305      473    12800 SH	     SOLE	N/A	     12800        0        0
IMPALA PLATINUM HOLDINGS LTD   COM PAR $0.01 	S37840113     1021    25800 SH	     SOLE	N/A	     25800        0        0
JSM INDOCHINA LTST USD 0.00USD COM NO PAR	G82115109     2841  4620000 SH	     SOLE	N/A	   4620000        0        0
LYNAS CORP AUD 0.00AUD 	       COM		Q5683J103      573   460000 SH	     SOLE	N/A	    460000        0        0
MINCOR RESOURCESHR 	       COM		Q6137H107      334   105000 SH	     SOLE	N/A	    105000        0        0
M&F WORLDWIDE CORP 	       COM		552541104    18692   475500 SH	     SOLE	N/A	    475500        0        0
NAVISTAR INTERNATIONAL CORP    COM		63934E108     4410    67000 SH	     SOLE	N/A	     67000        0        0
NOBLE ENERGY INC 	       COM		655044105      543     5400 SH	     SOLE	N/A	      5400        0        0
NOBLE DRILLING CORP            COM		G65422100      533     8200 SH	     SOLE	N/A	      8200        0        0
PILGRIMS PRIDE CORP 	       COM		721467108     5855   450700 SH	     SOLE	N/A	    450700        0        0
TRANSOCEAN INC 		       SPONSORED ADR 	G90073100      655     4300 SH	     SOLE	N/A	      4300        0        0
CIA VALE DO RIO DOCE 	       COM		204412209      562    15700 SH	     SOLE	N/A	     15700        0        0
RIVERSDALE MINISHR             COM		Q8202C104     2479   219000 SH	     SOLE	N/A	    219000        0        0
RIO TINTO PLC 		       COM		767204100     1040     2100 SH       SOLE	N/A	      2100        0        0
SANDRIDGE ENERGY INC COM STK   COM		80007P307      562     8700 SH	     SOLE	N/A	      8700        0        0
SKYTERRA COMMUNSHR USD 0.      COM		83087K107      338    50000 SH	     SOLE	N/A	     50000        0        0
SCHLUMBERGER LTD               COM		806857108      645     6000 SH	     SOLE	N/A	      6000        0        0
TRICO MARINE SERVICES INC NEW  COM		896106200     3642   100000 SH	     SOLE	N/A	    100000        0        0
TERRAMIN AUSTRASHR 	       COM		Q90039118     1082   342008 SH	     SOLE	N/A	    342008        0        0
VALERO ENERGY CORP 	       COM		91913Y100     2203    53500 SH	     SOLE	N/A	     53500        0        0
VERASUN ENERGY SHR 	       COM		92336G106     3304   800000 SH	     SOLE	N/A	    800000        0        0
WEATHERFORD INTERNATIONAL INC  COM		G95089101      704    14200 SH	     SOLE	N/A	     14200        0        0
XTO ENERGY INC 		       COM		98385X106      534     7800 SH	     SOLE	N/A	      7800        0        0